Income Taxes - Summary of Gross Unrecognized Tax Benefits (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 691,697	$ 673,247
Increase related to prior year tax positions	0	0
Decreases related to prior year tax positions	35,804	(13,207)
Increase related to current year tax positions	67,461	31,657
Decreases related to current year tax positions	0	0
Ending Balance	$ 794,962	$ 691,697